Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings.
Schedule of Borrowings

Amounts in US$ ‘000	2024	2023
Outstanding amounts as of December 31
Notes due 2027	504,535	500,981
Promissory note	9,798	—
	514,333	500,981
Classified as follows:
Current	22,326	12,528
Non-current	492,007	488,453